Business Combinations (Detail Textual 5)	12 Months Ended		0 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 04, 2012 Apex USD ($)	Jun. 04, 2012 Apex CAD	Sep. 30, 2013 Apex USD ($)	Sep. 30, 2013 Apex CAD	Dec. 31, 2012 Apex USD ($)	Dec. 31, 2012 Apex CAD	Sep. 30, 2013 Apex Convertible Preferred Stock [Member] Series D Preferred Stock [Member] USD ($)	Dec. 31, 2012 Apex Convertible Preferred Stock [Member] Series D Preferred Stock [Member] USD ($)
Business Acquisition [Line Items]
Minimum EBITDA required			$ 1,920,000	2,000,000
Maximum amount			480,000	500,000
Additional earn out EBITDA, Description			If the 2013 EBITDA is greater than CDN$2,000,000 (US$1,920,000 at the Closing Date), then Apex shall pay an amount , to its former owners, (the "2013 EBITDA Additional Earn-Out Amount") by which the dollar-for-dollar 2013 EBITDA exceeds CDN$2,000,000 ($1,920,000 at the Closing Date), up to a maximum of CDN$500,000 (US$480,000 at the Closing Date). The 2013 EBITDA Additional Earn-Out shall be paid by the issuance of shares of the Company's common stock. The number of shares to be issued shall be determined by the amount due divided by the 30 day average daily closing price of the shares of the Company's common stock in the month of July 2013. The shares issued will be restricted but will have certain piggy back registration rights as set forth in the Purchase Agreement.	If the 2013 EBITDA is greater than CDN$2,000,000 (US$1,920,000 at the Closing Date), then Apex shall pay an amount , to its former owners, (the "2013 EBITDA Additional Earn-Out Amount") by which the dollar-for-dollar 2013 EBITDA exceeds CDN$2,000,000 ($1,920,000 at the Closing Date), up to a maximum of CDN$500,000 (US$480,000 at the Closing Date). The 2013 EBITDA Additional Earn-Out shall be paid by the issuance of shares of the Company's common stock. The number of shares to be issued shall be determined by the amount due divided by the 30 day average daily closing price of the shares of the Company's common stock in the month of July 2013. The shares issued will be restricted but will have certain piggy back registration rights as set forth in the Purchase Agreement.
EBITDA fair value estimated model							Monte Carlo simulation model	Monte Carlo simulation model
Discount Rate							19.70%	19.70%
Condition discount rate, Description							The present value of the total earn-out amount was calculated using a discount rate of 19.7%. The discount rate was determined based on: (i) a discount rate of 16.0% based on the cost of equity less 2.0 percent specific risk premium since the Earn-Out period is only for one year, plus (ii) a counterparty risk of 3.7% based on the after-tax estimated cost of debt.	The present value of the total earn-out amount was calculated using a discount rate of 19.7%. The discount rate was determined based on: (i) a discount rate of 16.0% based on the cost of equity less 2.0 percent specific risk premium since the Earn-Out period is only for one year, plus (ii) a counterparty risk of 3.7% based on the after-tax estimated cost of debt.
Fair value, Additional earn out							1,033,000	1,076,000
Fair value, Accrued earn out							1,079,000	1,076,000
Fair value of bonus to be paid to CEO					153,000	160,000	153,000	160,000
Fair value of bonus to be paid to CEO, Accrued earn out recognized					154,000	160,000	160,000	160,000
Escrow percentage of any equity capital raised									25.00%	25.00%
Equity capital raised in excess									500,000	500,000
Issuance of convertible series D preferred stock	7,042,000								7,042,000	7,042,000
Goodwill							$ 2,449,000